Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Ownership Interest in Subsidiaries
Ownership interest in subsidiaries on December 31, 2025 and 2024 are as follows:

	Interest - %
	12/31/2025	12/31/2024
Subsidiaries
Vinci Partners Investimentos Ltda.	100	100
Vinci Assessoria Financeira Ltda. (1)	100	100
Vinci Equities Gestora de Recursos Ltda. (1)	100	100
Vinci Gestora de Recursos Ltda. (1)	100	100
Vinci Capital Gestora de Recursos Ltda. (1)	100	100
Vinci Soluções de Investimentos Ltda.	100	100
Vinci Real Estate Gestora de Recursos Ltda. (1)	100	100
Vinci Capital Partners GP Limited.	100	100
Vinci Partners USA LLC	100	100
Vinci GGN Gestão de Recursos Ltda. (1)	100	100
Vinci Infraestrutura Gestora de Recursos Ltda.	100	100
Vinci Capital Partners Fund III GP Limited	100	100
GGN GP LLC	100	100
Vinci APM Ltda. (1)	100	100
Vinci Monalisa FIM Crédito Privado IE (2)	100	100
Vinci Asset Allocation Ltda.	75	75
VICC Infra GP LLC	100	100

Vinci Capital Partners IV GP LLC	100	100
Vinci Holding Securitária Ltda.	90	85
Vinci Vida e Previdência S.A. (3)	90	85
Vinci SPS Capital Gestão de Recursos Ltda. (4)	100	100
VICC Infra GP (Lux), S.A.R.L.	100	100
VINCI US RE Corporation (5)	98	98
MAV Capital Gestora de Recursos SS Ltda. (6)	100	100
ICML Gestão de Negócios e Participações SS Ltda. (6)	100	100
Lacan Administração de Bens e Participações Ltda. (7)	100	100
Lacan Investimentos e Participações Ltda. (7)	100	100
SPS IV GP LLC	100	100
MNC Holdings Limited (8)	100	100
Investis Asset Management S.A. (8)	100	100
Compass Group S.A. (8)	100	100
Vinci CG Gestora de Recursos Ltda (8)	100	100
Compass Investments Brazil LLC (8)	100	100
Vinci Compass Chile SpA (8)	100	100
Vinci Compass Inversiones SpA (8)	100	100
Compass Group Chile S.A. Administradora General De Fondos (8)	100	100
VC Servicios Financieros SpA (8)	100	100
Compass Group S.A. Asesores de Inversion (8)	100	100
VC Asesorias e Inversiones SpA (8)	100	100
VC Distribución Institucional SpA (8)	100	100
Compass Group Chile Spa (8)	100	100
Compass Group SA Comisionista de Bolsa (8)	100	100
VC Asesores De Inversión Colombia S.A.S (8)	100	100
Compass Investmenst De Mexico S. A. de C. V. Sociedad Operadora de Fondos de Inversion (8)	100	100
Compass Investmenst Corporativo S.A. de C.V. (8)	100	100
CDI Sociedad Administradora de Proyectos S.A. De C.V (8)	100	100
MB Property Management Mexico S de RL De C.V. (8)	100	100
CDI Sociedad Desarrolladora de Proyectos S.A. de C.V. (8)	—	100
Compass Group Holding S.A.P.I de C.V. (8)	100	100
Compass Servicios Operativos S de RL de C.V. (8)	100	100
Compass Desarrollo Inmobiliario S.A. de C.V. (8)	100	100
Compass Latin America Investments LLC (Delaware) (8)	100	100
Compass Capital Consultants S.A.C. (8)	100	100
Compass Peru S.A. (8)	100	100
Compass Group S.A.F. S.A. (8)	100	100
Compass Group Global Advisors S.A. (8)	100	100
Compass Group Uruguay Investment Advisors S.A. (8)	100	100
Bunara S.A. (8)	100	100
Cipresi S.A. (8)	100	100
CG Global Services S.A. (8)	100	100
Compass Group LLC Establecimiento Permanente en Chile (8)	100	100
Compass Group LLC (8)	100	100
CG Compass (USA) LLC (8)	100	100
Compass Group Holdings Inc (8)	100	100
Compass Group Investments Solutions LLC (8)	100	100
Compass Group Asset Management Holdings S.L.U. (8)	100	100
CDI Mexican Investments Ltd (8)	—	100
Compass Group GP S.à r.l. (Compass GP Luxemburgo) (8)	100	100
Inversiones La Esmeralda SpA (8)	100	100
Compass GSO COF IV Solutions GP Ltd (8)	100	100
Compass BXLS V Solutions GP (8)	100	100
Compass SP Solutions GP (8)	100	100
Compass LCP X Solutions GP (8)	100	100

Compass Secondaries Solutions (8)	100	100
Compass Capital (Cayman) (8)	100	100
Compass BCP Asia II Solutions (8)	100	100
Verde Empreendimentos e Participações S.A. (9)	50	—
Verde Asset Agro e Imobiliário Ltda. (9)	35	—
Verde Asset Management S.A. (9)	50	—
Verde Serviços Internacionais S.A. (9)	50	—
VC Holding LATAM S.A.S.	100	—
MNVC UK Ltd.	100	—
AGILIZANDO TUS FINANZAS, S.A.P.I. de C.V., SOFOM, E.N.R.	100	—
Vinci Lacan IV GP, LLC	100	—
VISA GP, LLC	100	—
VIR V GP, LLC	100	—

(1)	Minority interest represents less than 0.001%.
(2)
Under the terms of IFRS 10, the Entity classifies Vinci Monalisa FIM Crédito Privado IE as an investment entity. Accordingly, the Entity does not consolidate its investment and measures at fair value through profit or loss in accordance with IFRS 9.

(3)	Vinci Compass has an indirect interest at Vinci Vida e Previdência of 85% through its subsidiary Vinci Holding Securitária Ltda., which holds 100% of ownership interest at Vinci Vida e Previdência.
(4)
On 16 August 2022, Vinci Soluções de Investimentos Ltda. acquired 90% of the issued share capital of SPS Capital Gestão de Recursos Ltda. The acquisition gives to Vinci Soluções de Investimentos the right of 100% on the economic interest of SPS Gestão de Recursos Ltda.

(5)
Under the terms of IFRS 10, the Entity classifies Vinci US RE Corporation as an investment entity. Accordingly, the Entity does not consolidate its investment and measures at fair value through profit or loss in accordance with IFRS 9.

(6)
On 29 June 2024, Vinci Gestora Recursos Ltda. acquired 30% of the issued share capital of MAV Capital Gestora de Recursos Ltda. and 100% of the issued share capital of ICML Gestão de Negócios e Participações SS Ltda. Vinci Compass has direct and indirect interest on MAV Capital Gestora de Recursos SS Ltda. Vinci Compass has indirect interest through its ownership interest on ICML Gestão de Negócios e Participações SS Ltda., which holds 70% of ownership interest at MAV.

(7)	Subsidiaries consolidated after Lacan business combination. Please see note 8(a)(iii) for further details of the transaction.
(8)	Subsidiaries consolidated after Compass business combination. Please see note 8(a)(ii) for further details of the transaction.
(9)	Subsidiaries consolidated after Verde business combination. Please see note 8(a)(iv) for further details of the transaction.

Summary of Translation Differences on Business Combination	The amounts included in translation differences are as follows:

	2025	2024 (*)
Loss/Gain on the monetary position	1,020	(136)
Foreign currency translation adjustment	(78)	(74)

	942	(210)

(*)	The amounts included in Translation differences since the Compass Business Combination (October 27, 2024) until December 31, 2024.